Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated February 2, 2015

to the Prospectus and

the Statement of Additional Information (the "SAI")

for the iShares Core Conservative Allocation ETF (AOK), iShares Core Moderate Allocation ETF (AOM), iShares Core Growth Allocation ETF (AOR) and iShares Core Aggressive Allocation ETF (AOA) (the "Funds")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

Effective February 2, 2015, all references in the prospectus and SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares Conservative Allocation ETF	iShares Core Conservative Allocation ETF

iShares Moderate Allocation ETF	iShares Core Moderate Allocation ETF

iShares Growth Allocation ETF	iShares Core Growth Allocation ETF

iShares Aggressive Allocation ETF	iShares Core Aggressive Allocation ETF

Effective February 2, 2015, the fee table found under the heading "Fees & Expenses" in the Funds' prospectus is amended and updated with the following information:

Fund	Management Fees	Distribution And Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Core Conservative Allocation ETF	0.25%	None	None	0.14%	0.39%	(0.14)%	0.25%
iShares Core Moderate Allocation ETF	0.25%	None	None	0.13%	0.38%	(0.14)%	0.24%
iShares Core Growth Allocation ETF	0.25%	None	None	0.13%	0.38%	(0.14)%	0.24%
iShares Core Aggressive Allocation ETF	0.25%	None	None	0.12%	0.37%	(0.14)%	0.23%

As a result of the reduction in the management fee rate, the information found under the heading "Example" for each Fund is amended and replaced with the following information:

Example.   This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core Conservative Allocation ETF	$28	$114	$207	$482
iShares Core Moderate Allocation ETF	$27	$110	$202	$469
iShares Core Growth Allocation ETF	$27	$110	$202	$469
iShares Core Aggressive Allocation ETF	$26	$107	$196	$457

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Conservative Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. As of February 2, 2015, the Fund invests a fixed allocation of 30% of its assets in Underlying Funds that invest primarily in equity securities and 70% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Moderate Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. As of February 2, 2015, the Fund invests a fixed allocation of 40% of its assets in Underlying Funds that invest primarily in equity securities and 60% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Growth Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. As of February 2, 2015, the Fund invests a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in equity securities and 40% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Aggressive Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking long-term capital appreciation. As of February 2, 2015, the Fund invests a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors or its affiliates.

iShares Core Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated February 2, 2015

to the Prospectus and

the Statement of Additional Information (the "SAI")

for the iShares Core Conservative Allocation ETF (AOK), iShares Core Moderate Allocation ETF (AOM), iShares Core Growth Allocation ETF (AOR) and iShares Core Aggressive Allocation ETF (AOA) (the "Funds")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

Effective February 2, 2015, all references in the prospectus and SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares Conservative Allocation ETF	iShares Core Conservative Allocation ETF

Effective February 2, 2015, the fee table found under the heading "Fees & Expenses" in the Funds' prospectus is amended and updated with the following information:

Fund	Management Fees	Distribution And Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Core Conservative Allocation ETF	0.25%	None	None	0.14%	0.39%	(0.14)%	0.25%

As a result of the reduction in the management fee rate, the information found under the heading "Example" for each Fund is amended and replaced with the following information:

Example.   This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core Conservative Allocation ETF	$28	$114	$207	$482

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Conservative Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. As of February 2, 2015, the Fund invests a fixed allocation of 30% of its assets in Underlying Funds that invest primarily in equity securities and 70% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors or its affiliates.

iShares Core Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated February 2, 2015

to the Prospectus and

the Statement of Additional Information (the "SAI")

for the iShares Core Conservative Allocation ETF (AOK), iShares Core Moderate Allocation ETF (AOM), iShares Core Growth Allocation ETF (AOR) and iShares Core Aggressive Allocation ETF (AOA) (the "Funds")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

Effective February 2, 2015, all references in the prospectus and SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares Moderate Allocation ETF	iShares Core Moderate Allocation ETF

Effective February 2, 2015, the fee table found under the heading "Fees & Expenses" in the Funds' prospectus is amended and updated with the following information:

Fund	Management Fees	Distribution And Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Core Moderate Allocation ETF	0.25%	None	None	0.13%	0.38%	(0.14)%	0.24%

As a result of the reduction in the management fee rate, the information found under the heading "Example" for each Fund is amended and replaced with the following information:

Example.   This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core Moderate Allocation ETF	$27	$110	$202	$469

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Moderate Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. As of February 2, 2015, the Fund invests a fixed allocation of 40% of its assets in Underlying Funds that invest primarily in equity securities and 60% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors or its affiliates.

iShares Core Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated February 2, 2015

to the Prospectus and

the Statement of Additional Information (the "SAI")

for the iShares Core Conservative Allocation ETF (AOK), iShares Core Moderate Allocation ETF (AOM), iShares Core Growth Allocation ETF (AOR) and iShares Core Aggressive Allocation ETF (AOA) (the "Funds")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

Effective February 2, 2015, all references in the prospectus and SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares Growth Allocation ETF	iShares Core Growth Allocation ETF

Effective February 2, 2015, the fee table found under the heading "Fees & Expenses" in the Funds' prospectus is amended and updated with the following information:

Fund	Management Fees	Distribution And Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Core Growth Allocation ETF	0.25%	None	None	0.13%	0.38%	(0.14)%	0.24%

As a result of the reduction in the management fee rate, the information found under the heading "Example" for each Fund is amended and replaced with the following information:

Example.   This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core Growth Allocation ETF	$27	$110	$202	$469

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Growth Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. As of February 2, 2015, the Fund invests a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in equity securities and 40% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors or its affiliates.

iShares Core Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated February 2, 2015

to the Prospectus and

the Statement of Additional Information (the "SAI")

for the iShares Core Conservative Allocation ETF (AOK), iShares Core Moderate Allocation ETF (AOM), iShares Core Growth Allocation ETF (AOR) and iShares Core Aggressive Allocation ETF (AOA) (the "Funds")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

Effective February 2, 2015, all references in the prospectus and SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares Aggressive Allocation ETF	iShares Core Aggressive Allocation ETF

Effective February 2, 2015, the fee table found under the heading "Fees & Expenses" in the Funds' prospectus is amended and updated with the following information:

Fund	Management Fees	Distribution And Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Core Aggressive Allocation ETF	0.25%	None	None	0.12%	0.37%	(0.14)%	0.23%

As a result of the reduction in the management fee rate, the information found under the heading "Example" for each Fund is amended and replaced with the following information:

Example.   This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core Aggressive Allocation ETF	$26	$107	$196	$457

Effective February 2, 2015, the third and fourth paragraph under the Principal Investment Strategies section of the Prospectus for the iShares Core Aggressive Allocation ETF is deleted and replaced with the following.

The Fund is designed for investors seeking long-term capital appreciation. As of February 2, 2015, the Fund invests a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in bonds.

As of February 2, 2015, the Fund invests in the iShares Core MSCI Emerging Markets ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Credit Bond ETF and iShares Core U.S. Treasury Bond ETF. BFA may add, eliminate or replace all Underlying Funds at any time. Components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors or its affiliates.